Summary Of Significant Accounting Policies (Schedule Of Depreciation Rates) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	6.50%
Office Furniture, Equipment and Computers [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	7.00%
Buildings [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	2.50%
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	15.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Description of depreciation method	Duration of the lease which is less or equal to useful life.	Duration of the lease whichis less or equal to useful life.
Majority [Member] | Operating Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	20.00%